TYPE				13F-HR
PERIOD				12/31/07
FILER
		CIK		0001352512
		CCC		w#oyst6t
SUBMISSION-CONTACT
		NAME		JANET M. HEWLETT
		PHONE		248-433-4000


                       UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: December 31, 2007
					       -----------------

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
		NAME		AZIMUTH CAPITAL MANAGEMENT LLC
		ADDRESS		260 E. LONG LAKE ROAD, SUITE 160
				BLOOMFIELD HILLS, MI 48304

		13F FILE NUMBER
                                -------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing the Report on Behalf of Reporting Manager:
Name:		Janet M. Hewlett
		--------------------------
Title:		Senior Managing Director
		& Chief Compliance Officer
                --------------------------
Phone:		248-433-4000
                --------------------------

Signature,		Place,			and Date of Signing
Janet M. Hewlett	Bloomfield Hills, MI	February 13, 2008

Report Type	[X]	13F HOLDINGS REPORT
		[ ]	13F NOTICE
		[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager:
		None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers		0
						----------
Form 13F Information Table Entry Total		90
						----------
Form 13F Information Table Value Total		$188,938
						----------
						(thousands)

                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc                       COM              00206r102     4096    98545 SH       Sole                    95195              3350
Adobe Systems Inc              COM              00724f101     3526    82510 SH       Sole                    79660              2850
Aflac Inc.                     COM              001055102     4031    64370 SH       Sole                    61970              2400
Alcon Inc                      COM              h01301102      692     4840 SH       Sole                     4840
Allergan Inc                   COM              018490102      401     6240 SH       Sole                     6240
Alliant Technologies           COM              018804104     6001    52755 SH       Sole                    51055              1700
American Express               COM              025816109      813    15635 SH       Sole                    14960               675
American Int'l Group           COM              026874107     1639    28115 SH       Sole                    27140               975
Apache Corp                    COM              037411105     4168    38755 SH       Sole                    37355              1400
Apollo Group A                 COM              037604105     5859    83525 SH       Sole                    80675              2850
Apple Computer Inc             COM              037833100      532     2685 SH       Sole                     2410               275
Avon Products Inc              COM              054303102     5523   139720 SH       Sole                   134875              4845
BP PLC Spon ADR                COM              055622104      280     3820 SH       Sole                     3820
Baker Hughes Inc               COM              057224107     1832    22595 SH       Sole                    21795               800
Banco Santander                COM              05964h105      375    17395 SH       Sole                    17395
Bank of New York Mellon Corp   COM              064058100     3534    72475 SH       Sole                    69725              2750
Charles Schwab Corp            COM              808513105     4027   157620 SH       Sole                   151795              5825
Cisco Systems Inc              COM              17275r102     4865   179715 SH       Sole                   173690              6025
Citigroup Inc                  COM              172967101     1107    37596 SH       Sole                    37096               500
Coca-Cola Co                   COM              191216100     5982    97475 SH       Sole                    95025              2450
Comcast Corp Cl A              COM              20030n101     1120    61335 SH       Sole                    59160              2175
Copart Inc                     COM              217204106      403     9460 SH       Sole                     9460
E.I. du Pont                   COM              263534109      705    15985 SH       Sole                    15585               400
EMC Corp                       COM              268648102      396    21380 SH       Sole                    21380
Eli Lilly & Co                 COM              532457108     1372    25705 SH       Sole                    24855               850
Exxon Mobil Corp               COM              30231g102     7411    79100 SH       Sole                    76250              2850
FMC Technologies               COM              30249u101      277     4890 SH       Sole                     4890
Family Dollar Stores           COM              307000109      663    34470 SH       Sole                    33420              1050
FedEx Corp                     COM              31428x106     1003    11245 SH       Sole                    10795               450
Financial Select SPDR Fund     COM              81369Y605      333    11510 SH       Sole                    10310              1200
Flextronics Int'l Ltd          COM              y2573f102      567    47020 SH       Sole                    47020
General Dynamics               COM              369550108     3867    43450 SH       Sole                    42000              1450
General Electric Co            COM              369604103     6738   181755 SH       Sole                   175830              5925
Genzyme Corp                   COM              372917104      453     6090 SH       Sole                     6090
Goldman Sachs Grp              COM              38141g104     1075     5000 SH       Sole                     5000
Google Inc Cl A                COM              38259p508     6259     9051 SH       Sole                     8761               290
Hewlett-Packard Co             COM              428236103     1828    36221 SH       Sole                    34846              1375
Hudson City Bancorp            COM              443683107     5863   390315 SH       Sole                   377215             13100
IBM                            COM              459200101     5472    50619 SH       Sole                    49119              1500
Icon PLC-ADR                   COM              45103t107      727    11750 SH       Sole                    11750
Illinois Tool Works            COM              452308109     2995    55942 SH       Sole                    54092              1850
Int'l Paper Co                 COM              460146103     3153    97385 SH       Sole                    93860              3525
Intel Corp                     COM              458140100     7656   287186 SH       Sole                   277136             10050
Iron Mountain Inc              COM              462846106      240     6470 SH       Sole                     6470
JP Mrgn Chase & Co             COM              46625h100      878    20120 SH       Sole                    19445               675
Johnson & Johnson              COM              478160104     1949    29220 SH       Sole                    28095              1125
Life Time Fitness Inc          COM              53217r207      212     4265 SH       Sole                     4265
Logitech Int'l                 COM              h50430232      527    14380 SH       Sole                    14380
MICROS Systems, Inc            COM              594901100      482     6870 SH       Sole                     6870
Manulife Financial             COM              56501r106      321     7875 SH       Sole                     7875
Medtronic Inc                  COM              585055106      288     5725 SH       Sole                     4975               750
Merck & Co Inc                 COM              589331107     3663    63038 SH       Sole                    60988              2050
Microsoft Corp                 COM              594918104     7708   216505 SH       Sole                   211605              4900
Millipore Corp                 COM              601073109     2073    28327 SH       Sole                    27417               910
Murphy Oil Corp                COM              626717102     6734    79375 SH       Sole                    76700              2675
NASDAQ-100 Index               COM              73935a104      228     4445 SH       Sole                     4445
Nabors Industries Ltd          COM              g6359f103      773    28210 SH       Sole                    27185              1025
Nokia Corp ADR                 COM              654902204      465    12120 SH       Sole                    12120
Paychex Inc                    COM              704326107     1475    40720 SH       Sole                    39245              1475
Pearson Plc-Spn ADR            COM              705015105      196    13540 SH       Sole                    13540
Pepsico Inc                    COM              713448108     2113    27839 SH       Sole                    26864               975
Pfizer Inc                     COM              717081103      274    12075 SH       Sole                    10475              1600
Praxair Inc                    COM              74005p104     1054    11878 SH       Sole                    11478               400
Procter & Gamble Co            COM              742718109     3956    53881 SH       Sole                    52081              1800
QIAGEN N.V.                    COM              n72482107      611    29040 SH       Sole                    29040
Raytheon Co                    COM              755111507     3649    60109 SH       Sole                    58059              2050
Respironics Inc                COM              761230101      317     4840 SH       Sole                     4840
Ritchie Bros.                  COM              767744105      380     4590 SH       Sole                     4590
SAP AG-Spn ADR                 COM              803054204      408     7985 SH       Sole                     7985
Satyam Computer Services Ltd   COM              804098101      532    19925 SH       Sole                    19925
Schering-Plough                COM              806605101     3829   143735 SH       Sole                   139335              4400
State Street Corp              COM              857477103     3770    46430 SH       Sole                    44730              1700
Stericycle Inc                 COM              858912108      253     4265 SH       Sole                     4265
Strayer Education Inc          COM              863236105      452     2650 SH       Sole                     2650
Stryker Corp                   COM              863667101      612     8185 SH       Sole                     8185
Sysco Corp                     COM              871829107     1705    54645 SH       Sole                    52695              1950
Target Corp                    COM              87612e106      897    17940 SH       Sole                    17390               550
Teva Pharm ADR                 COM              881624209      480    10325 SH       Sole                    10325
Texas Instruments              COM              882508104     2007    60102 SH       Sole                    58102              2000
Thomson Corp                   COM              884903105      466    11435 SH       Sole                    11435
Tyson Foods Inc                COM              902494103     1571   102490 SH       Sole                    98340              4150
VCA Antech Inc                 COM              918194101      410     9265 SH       Sole                     9265
Verizon Comm Inc               COM              92343v104     5621   128657 SH       Sole                   124982              3675
Vodafone Group PLC             COM              92857w209      376    10080 SH       Sole                    10080
Wal-Mart Stores Inc            COM              931142103     1935    40710 SH       Sole                    39285              1425
Waters Corp                    COM              941848103      411     5200 SH       Sole                     5200
Willis Group                   COM              g96655108      871    22952 SH       Sole                    22152               800
iShares MCSI EAFE Index        COM              464287465      272     3470 SH       Sole                     3470
iShares-Biotech                COM              464287556      446     5490 SH       Sole                     5490
iShares-Russell 1000           COM              464287622     1429    17950 SH       Sole                    17950
